UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2001


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CAZENOVE FUND MANAGEMENT LIMITED
         -----------------------------------------------------
         12 Moorgate
         -----------------------------------------------------
         London, England EC2R 6DA
         -----------------------------------------------------

Form 13F File Number:               28-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         GEOFFREY MADLE
Title:        Compliance Officer
Phone:        +44 (0)20 7825 9398

Signature, Place, and Date of Signing:

/s/ GEOFFREY MADLE        London, England             07 NOVEMBER 2001
------------------        ---------------             ----------------
[Signature]               [City, State]               [Date]


Report Type:


[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                            -------------------------------

Form 13F Information Table Entry Total:             182
                                            -------------------------------

Form 13F Information Table Value Total:            $673,247
                                            -------------------------------
                                                 (thousands)
List of Other Included Managers:


NONE

                                           Cazenove Fund Management Limited

                                         FORM 13F INFORMATION TABLE                                        Voting Authority
                                                                                                       -------------------------
                                                   Value    Shares/     Sh/  Put/   Invstmt    Other
Name of Issuer          Title of class   CUSIP    (x$1000)    Prn Amt   Prn  Call   Dscretn   Managers    Sole    Shared    None
- -------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES      COM STK      002824100      5,232    100,898   Sh          Sole       N/A      100,898
                         NPV

ABERCROMBIE & FITCH CO   CLASS'A'COM  002896207      1,003     57,000   Sh          Sole       N/A       57,000
                         STK
                         USD0.01

ACCENTURE LTD BERMUDA    CLS'A'COM    G1150G111        893     70,000   Sh          Sole       N/A       70,000
                         USD0.0000225

AEROGEN INC              COM STK      007779101        263     53,231   Sh          Sole       N/A       53,231
                         USD0.001

ALCOA INC                COM STK      013817101      6,799    219,241   Sh          Sole       N/A      219,241
                         USD1

ALLEGHENY ENERGY INC     COM STK      017361106      2,165     59,000   Sh          Sole       N/A       59,000
                         USD1.25

AMERICAN EXPRESS CO      COM          025816109      8,612    296,365   Sh          Sole       N/A      296,365
                         USD0.20

AMERICAN HOME PRODUCTS   COM          026609107     15,900    272,956   Sh          Sole       N/A      272,956
CORP                     USD0.333

AMERICAN INTERNATIONAL   COM STK      026874107     19,140    245,380   Sh          Sole       N/A      245,380
GROUP INC                USD2.50

AMERICREDIT CORP         COM STK      03060R101      3,247    102,694   Sh          Sole       N/A      102,694
                         USD0.01

ANHEUSER-BUSCH COS INC   COM STK      035229103      1,329     31,730   Sh          Sole       N/A       31,730
                         USD1

AOL TIME WARNER          COM STK      00184A105     16,632    502,491   Sh          Sole       N/A      502,491
                         USD0.01

AON CORP                 COM STK      037389103      2,100     50,000   Sh          Sole       N/A       50,000
                         USD1

APPLIED INDUSTRIAL       COM STK      03820C105        171     10,125   Sh          Sole       N/A       10,125
TECHNOLOGIES INC         NPV

AT&T CORP                COM STK      001957109      1,820     94,315   Sh          Sole       N/A       94,315
                         USD1

AT&T WIRELESS SERVICES   COM STK      00209A106        300     20,066   Sh          Sole       N/A       20,066
INC                      USD0.01

BANCOLOMBIA SA           ADR EACH     05968L102        460    400,000   Sh          Sole       N/A      400,000
                         REP 4 PRF
                         COP500(BNY)

BANK OF AMERICA          COM STK      060505104      3,492     59,796   Sh          Sole       N/A       59,796
CORPORATION              USD0.01

BANK OF NEW YORK CO INC  COM STK      064057102      7,538    215,370   Sh          Sole       N/A      215,370
                         USD7.50

BAUSCH & LOMB INC        COM STK      071707103        505     17,848   Sh          Sole       N/A       17,848
                         USD0.40

BERKSHIRE HATHAWAY INC   CLASS'A'USD5 084670108        770         11   Sh          Sole       N/A           11

BP                       ADR-EACH     055622104        332      6,705   Sh          Sole       N/A        6,705
                         CNV INTO
                         6 ORD
                         USD0.25(MGT)

BRASIL TELECOM           ADR EACH     105530109        775     28,500   Sh          Sole       N/A       28,500
PARTICIPACOES SA         REP 5000
                         PREF
                         NPV(BNY)

BRISTOL-MYERS SQUIBB CO  COM STK      110122108      6,264    112,742   Sh          Sole       N/A      112,742
                         USD0.10

CALPINE CORP             COM STK      131347106        570     25,000   Sh          Sole       N/A       25,000
                         USD0.001

CAMPBELL SOUP CO         CAP STK      134429109      1,645     58,765   Sh          Sole       N/A       58,765
                         USD0.0375

CANON INC                ADR EACH     138006309        797     29,400   Sh          Sole       N/A       29,400
                         REP 1
                         JPY50(MGT)

CARDINAL HEALTH INC      COM STK      14149Y108        225      3,048   Sh          Sole       N/A        3,048
                         NPV

CARNIVAL CORP            COM STK      143658102      1,367     62,100   Sh          Sole       N/A       62,100
                         USD0.01

CASCADE INTERNATIONAL    COM STK      147195101      0.034     33,500   Sh          Sole       N/A       33,500
                         USD0.001

CELESTICA INC            SUB ORD      15101Q108        818     30,000   Sh          Sole       N/A       30,000
                         VTG SHS
                         NPV

CHEVRON TEXACO           COM STK      166751107      5,058     59,682   Sh          Sole       N/A       59,682
CORPORATION              USD0.75

CHUBB CORP               COM STK      171232101      2,297     32,160   Sh          Sole       N/A       32,160
                         USD1

CHYRON CORP              COM STK       17160520          7     15,800   Sh          Sole       N/A       15,800
                         USD0.01

CISCO SYSTEMS INC        COM STK      17275R102      9,386    770,580   Sh          Sole       N/A      770,580
                         USD0.001

CITIGROUP INC            COM STK      172967101     20,887    515,723   Sh          Sole       N/A      515,723
                         USD0.01

COCA-COLA CO             COM STK      191216100     12,403    264,737   Sh          Sole       N/A      264,737
                         USD0.25

COLGATE-PALMOLIVE CO     COM STK      194162103     16,846    289,196   Sh          Sole       N/A      289,196
                         USD1

COMCAST CORP             CLASS'A'     200300200     14,359    400,301   Sh          Sole       N/A      400,301
                         SPECIAL
                         COM STK
                         USD1

COMPANIA DE MINAS        LEVEL 1      204448104      1,191     55,000   Sh          Sole       N/A       55,000
BUENAVENTURA S.A         ADR EACH
                         REP 2
                         SER'B'PEN1

CONOCO INC               CLASS'A'COM  208251306      2,085     82,000   Sh          Sole       N/A       82,000
                         STK
                         USD0.01

COSTCO WHOLESALE CORP    COM STK      22160K105      2,187     61,500   Sh          Sole       N/A       61,500
                         USD0.01

CREDICORP                COM STK      G2519Y108        457     55,000   Sh          Sole       N/A       55,000
                         USD5

DE RIGO SPA              SPON ADR     245334107         70     10,000   Sh          Sole       N/A       10,000
                         EACH REPR
                         1 ORD
                         ITL500

DEERE & CO               COM STK      244199105      1,447     38,475   Sh          Sole       N/A       38,475
                         USD1

DELL COMPUTERS           COM STK      247025109      2,246    121,220   Sh          Sole       N/A      121,220
                         USD0.01

DOVER CORP               COM STK      260003108        564     18,744   Sh          Sole       N/A       18,744
                         USD1

DU PONT(E.I.)DE          COM STK      263534109        225      6,000   Sh          Sole       N/A        6,000
NEMOURS & CO             USD0.30

DUKE ENERGY CORPORATION  COM STK      264399106        628     16,600   Sh          Sole       N/A       16,600
                         NPV

ELCOM INTERNATIONAL      COM STK      284434107         14     13,400   Sh          Sole       N/A       13,400
                         USD0.01

ELECTRONIC DATA          COM STK      285661104      1,298     22,550   Sh          Sole       N/A       22,550
SYSTEMS CORP             USD0.01

ENRON CORP               COM STK      293561106      1,507     55,340   Sh          Sole       N/A       55,340
                         NPV

EXTREME NETWORKS         COM STK      30226D106        325     47,100   Sh          Sole       N/A       47,100
                         USD0.001

EXXON MOBIL CORP         COM STK      30231G102     23,537    597,374   Sh          Sole       N/A      597,374
                         NPV

FEDERAL HOME LOAN        COM STK      313400301      2,802     43,100   Sh          Sole       N/A       43,100
MORTGAGE CORP            USD0.21

FIRST DATA CORP          COM STK      319963104        448      7,694   Sh          Sole       N/A        7,694
                         USD0.01

FLEET BOSTON FINANCIAL   COM STK      339030108      3,188     86,737   Sh          Sole       N/A       86,737
CORP                     USD0.01

FORD MOTOR CO            COM STK      345370860      1,610     92,796   Sh          Sole       N/A       92,796
                         USD0.01

FUEL-TECH NV             COM STK      359523107         71     31,435   Sh          Sole       N/A       31,435
                         USD0.01

GAP INC                  COM STK      364760108      1,022     85,500   Sh          Sole       N/A       85,500
                         USD0.05

GENENTECH INC            5% CNV       368710AA7         98    100,000    Prn        Sole       N/A      100,000
                         SUB DEB
                         27/3/2002
                         USD5000

GENERAL ELECTRIC CO.     COM STK      369604103     23,678    636,517   Sh          Sole       N/A      636,517
                         USD0.06

GENZYME CORP             GENERAL      372917104        218      4,800   Sh          Sole       N/A        4,800
                         DIVISION
                         COM STK
                         USD0.01

GILLETTE CO              COM STK      375766102        232      7,800   Sh          Sole       N/A        7,800
                         USD1

GLAXOSMITHKLINE          ADR EACH     37733W105        961     17,132   Sh          Sole       N/A       17,132
                         CNV INTO
                         2 ORD
                         GBP0.25

GOLDMAN SACHS GROUP LP   COM STK      38141G104      4,932     69,130   Sh          Sole       N/A       69,130
                         USD0.01

GRUPO AEROPORTUARIO      ADS EACH     40051E202        583     62,000   Sh          Sole       N/A       62,000
DEL SURESTE SA           REPR 10
                         SER'B'
                       ShS NPV

GUIDANT CORP             COM STK      401698105      1,617     42,000   Sh          Sole       N/A       42,000
                         NPV

H & CB                   ADR EACH     404008203      4,194    407,140   Sh          Sole       N/A      407,140
                         REP 1/2
                         ORD
                         KRW5000

HALLMARK FINANCIAL       COM STK      40624Q104         22     37,000   Sh          Sole       N/A       37,000
SERVICES INC             USD0.03

HARTFORD FINANCIAL       COM STK      416515104      2,248     38,270   Sh          Sole       N/A       38,270
SERVICES GRP INC         USD0.01

HCA INC                  COM STK      404119109      1,252     28,250   Sh          Sole       N/A       28,250
                         USD0.01

HOME DEPOT INC           COM STK      437076102     10,346    269,645   Sh          Sole       N/A      269,645
                         USD0.05

HONEYWELL                COM STK      438516106        391     14,825   Sh          Sole       N/A       14,825
INTERNATIONAL INC        USD1

ILLINOIS TOOL WORKS INC  COM STK      452308109      1,677     31,000   Sh          Sole       N/A       31,000
                         NPV

INGERSOLL-RAND CO        COM STK      456866102      1,994     59,000   Sh          Sole       N/A       59,000
                         USD2

INHALE THERAPEUTIC       COM STK      457191104        201     15,102   Sh          Sole       N/A       15,102
SYSTEMS INC              NPV

INSITUFORM TECHNOLOGIES  CLASS 'A'    457667103        460     27,000   Sh          Sole       N/A       27,000
                         COM STK
                         USD0.01

INTEL CORP               COM STK      458140100      9,270    453,535   Sh          Sole       N/A      453,535
                         USD0.001

INTERNATIONAL BUS MACH   COM STK      459200101     17,601    191,901   Sh          Sole       N/A      191,901
CORP                     USD0.20

IONA TECHNOLOGIES        ADS EACH     46206P109         86     11,000   Sh          Sole       N/A       11,000
                         REPR 1
                         ORD SHS
JOHNSON & JOHNSON        COM STK      478160104     10,284    185,638   Sh          Sole       N/A      185,638
                         USD1

JP MORGAN CHASE & CO     COM STK      46625H100     13,092    383,379   Sh          Sole       N/A      383,379
                         USD1

K MART CORP              COM STK      482584109        687     98,300   Sh          Sole       N/A       98,300
                         USD1

KBK CAPITAL CORP         COM STK      482412103         43     16,000   Sh          Sole       N/A       16,000
                         USD0.01

KOOR INDUSTRIES          ADS-EACH     500507108         47     10,000   Sh          Sole       N/A       10,000
                         REPR 0.20
                         ORD SHS
                         ILS0.001

KOREA ELECTRIC POWER     SPON ADR     500631106      3,266    369,000   Sh          Sole       N/A      369,000
CORP                     EACH REPR
                         0.5
                         KRW5000

KOREA TELECOM            ADR EACH     50063P103      4,375    239,200   Sh          Sole       N/A      239,200
                         REP 1/2
                         ORD
                         KRW5000

KRAFT FOODS INC          COM STK      50075N104     13,185    383,610   Sh          Sole       N/A      383,610
                         NPV CLS'A'

KROGER CO                COM STK      501044101      2,757    111,900   Sh          Sole       N/A      111,900
                         USD1

LIBERTY MEDIA GROUP      SER 'A'      530718105      5,686    447,701   Sh          Sole       N/A      447,701
                         COM USD1

LILLY(ELI)& CO           COM STK      532457108      1,034     12,810   Sh          Sole       N/A       12,810
                         NPV

LINCOLN NATIONAL CORP    COM STK      534187109      2,094     44,900   Sh          Sole       N/A       44,900
                         USD1.25

LINEAR TECHNOLOGY CORP   COM STK      535678106      1,368     41,700   Sh          Sole       N/A       41,700
                         NPV

LUCENT TECHNOLOGIE       COM STK      549463107        233     40,630   Sh          Sole       N/A       40,630
                         USD0.01

LUXOTTICA GROUP          ADR-EACH     55068R202        472     33,750   Sh          Sole       N/A       33,750
                         CNV INTO
                         1 ORD
                         EUR0.06(BNY)

MACERICH CO              COM STK      554382101        939     42,500   Sh          Sole       N/A       42,500
                         USD0.01

MACRONIX INTERNATIONAL   ADR EACH     556103109      1,787    352,450   Sh          Sole       N/A      352,450
                         REP 10
                         COM
                         TWD10(BNY)

MARSH & MCLENNAN COS     COM USD1     571748102      5,702     58,967   Sh          Sole       N/A       58,967
INC

MCDONALD'S CORP          COM STK      580135101        846     31,166   Sh          Sole       N/A       31,166
                         USD0.01

MCGRAW-HILL COS INC      COM STK      580645109      1,778     30,550   Sh          Sole       N/A       30,550
(THE)                    USD1

MCKESSON CORPORATION     COM STK      58155Q103      2,041     54,000   Sh          Sole       N/A       54,000
                         USD0.01

MERCK & CO INC           COM STK      589331107      6,285     94,368   Sh          Sole       N/A       94,368
                         USD0.01

MERRILL LYNCH & CO INC   COM STK      590188108      2,020     49,760   Sh          Sole       N/A       49,760
                         USD1.333

MICROSOFT CORP           COM STK      594918104     20,901    408,458   Sh          Sole       N/A      408,458
                         USD0.0000125

MINNESOTA MINING &       COM STK      604059105        341      3,467   Sh          Sole       N/A        3,467
MANUFACTURING CO         USD0.01

MIRANT CORP              COM STK      604675108      5,162    235,709   Sh          Sole       N/A      235,709
                         USD0.01

MORGAN STANLEY DEAN      COM STK      617446448      2,433     52,500   Sh          Sole       N/A       52,500
WITTER & CO              USD0.01

MOTOROLA INC             COM STK      620076109        249     15,990   Sh          Sole       N/A       15,990
                         USD3

NASDAQ 100 TRUST         UNIT         631100104      1,020     35,200   Sh          Sole       N/A       35,200
                         SER'1'

NEWS CORPORATION         ADR EACH     652487703      1,957     81,200   Sh          Sole       N/A       81,200
                         REPR 4
                         ORD NPV

NOKIA OYJ                ADR EACH     654902204        626     40,000   Sh          Sole       N/A       40,000
                         REPR 1
                         EUR0.06
                         SER'A'

NORTEL NETWORKS          COM NPV      656568102        226     40,335   Sh          Sole       N/A       40,335
CORPORATION

OMNICOM GROUP INC        COM STK      681919106      1,414     21,780   Sh          Sole       N/A       21,780
                         USD0.50

OPEN MARKET INC          COM STK      68370M100          5     12,500   Sh          Sole       N/A       12,500
                         USD0.001

ORACLE CORP              COM STK      68389X105      8,424    669,600   Sh          Sole       N/A      669,600
                         USD0.01

PALL CORP                COM STK      696429307      1,023     52,572   Sh          Sole       N/A       52,572
                         USD0.10

PARTNER COMMUNICATIONS   ADR EACH     70211M109        674    150,000   Sh          Sole       N/A      150,000
CO                       REPR 1
                         ORD
                         ILS0.01

PEPSICO INC              CAP STK      713448108     17,297    356,645   Sh          Sole       N/A      356,645
                         USD0.0166

PEPSI-GEMEX SA DE CV     GDS-REPR     713435105        919    175,000   Sh          Sole       N/A      175,000
                         1'B'1'L'&
                         1'D'SHS 2
                         CPO

PETROLEO BRASILEIRO SA   SPONS        71654V101      3,859    200,975   Sh          Sole       N/A      200,975
PETROBRAS                ADR-EACH
                         REPR 1
                         PREF SHS
                         NPV

PFIZER INC               COM STK      717081103     20,091    501,024   Sh          Sole       N/A      501,024
                         USD0.05

PHARMACIA CORP           COM STK      71713U102     12,784    315,178   Sh          Sole       N/A      315,178
                         USD2

PHILIP MORRIS COS INC    COM STK      718154107      9,152    189,529   Sh          Sole       N/A      189,529
                         USD0.333

PHILIPPINE LONG          ADR EACH     718252604      1,701    180,000   Sh          Sole       N/A      180,000
DISTANCE TELEPHONE       REP 1 COM
                         STK
                         PHP5(CIT)

POHANG IRON & STEEL CO   ADR EACH     730450103      3,690    235,000   Sh          Sole       N/A      235,000
                         REP 1/4
                         KRW5000
                         LVL111(BNY)

PROCTER & GAMBLE CO      COM STK      742718109     18,837    258,787   Sh          Sole       N/A      258,787
                         NPV

QUALCOMM INC             COM STK      747525103      2,439     51,300   Sh          Sole       N/A       51,300
                         USD0.0001

QUILMES IND'L(QUINSA)SA  ADR EACH     74838Y207        656     57,000   Sh          Sole       N/A       57,000
                         REP 2
                         CLASS'B'SHS

RAYTHEON CO              COM STK      755111507      1,842     53,000   Sh          Sole       N/A       53,000
                         USD0.01

RAZORFISH INC            COM STK      755236106          3     15,000   Sh          Sole       N/A       15,000
                         USD0.01

SAUL CENTERS INC         COM STK      804395101        604     31,800   Sh          Sole       N/A       31,800
                         USD0.01

SBC COMMUNICATIONS INC   COM STK      78387G103     10,835    229,939   Sh          Sole       N/A      229,939
                         USD1

SCHERING-PLOUGH CORP     COM STK      806605101      3,300     88,955   Sh          Sole       N/A       88,955
                         USD0.50

SCHLUMBERGER             COM STK      806857108      9,223    201,827   Sh          Sole       N/A      201,827
                         USD0.01

SCUDDER NEW ASIA FUND    COM STK      811183102         70     10,000   Sh          Sole       N/A       10,000
                         USD0.01

SIEBEL SYSTEMS INC       COM STK      826170102        559     43,000   Sh          Sole       N/A       43,000
                         USD0.001

SOCKET COMMUNICATIONS    COM STK      833672108         61     52,250   Sh          Sole       N/A       52,250
INC                      USD0.001

SOUNDVIEW TECHNOLOGY     COM STK      83611Q109         20     10,000   Sh          Sole       N/A       10,000
GROUP INC                USD0.01

SOURCINGLINK NET INC     COM STK      836171207         34     44,400   Sh          Sole       N/A       44,400
                         NPV

SOUTHERN CO              COM STK      842587107      4,807    200,460   Sh          Sole       N/A      200,460
                         USD5

SPRINT CORP              COM STK      852061100        475     19,776   Sh          Sole       N/A       19,776
                         USD2.50(FON
                         GROUP)

SPRINT CORP              PCS GROUP    852061506     10,980    417,658   Sh          Sole       N/A      417,658
                         COM USD1

ST.PAUL COS INC          COM STK      792860108        368      8,938   Sh          Sole       N/A        8,938
                         NPV

STARWOOD HOTELS &        PAIRED       85590A203      1,166     53,000   Sh          Sole       N/A       53,000
RESORTS WORLDWIDE        CERTS
                         CLASS'B'

STILWELL FINANCIAL INC   COM STK      860831106        593     30,400   Sh          Sole       N/A       30,400
                         USD0.01

STOCKERYALE INC          COM STK      86126T203      2,785    335,548   Sh          Sole       N/A      335,548
                         USD0.001

STOCKERYALE INC          RESTRICTED    86126T20        789     95,000   Sh          Sole       N/A       95,000
                         STOCK

SUN MICROSYSTEMS INC     COM STK      866810104      3,943    476,825   Sh          Sole       N/A      476,825
                         USD0.00067

SYSCO CORP               COM STK      871829107      1,350     52,840  Prn          Sole       N/A       52,840
                         USD1

TAIWAN SEMICONDUCTOR     ADS EACH     874039100        691     72,800   Sh          Sole       N/A       72,800
MANUFACTURING            CNV INTO
                         5 ORD
                         TWD10

TELEFONOS DE MEXICO SA   ADS-EACH     879403707      1,130     35,000   Sh          Sole       N/A       35,000
DE CV                    CNV INTO
                         20
                         SER'L'SHS

TELESP CELULAR           LVL II       87952L108        528    100,000   Sh          Sole       N/A      100,000
PARTICIPACOES            ADR EACH
                         REP 2500
                         PREF
                         NPV(BNY)

TEXAS INSTRUMENTS INC    COM STK      882508104      2,613    104,610   Sh          Sole       N/A      104,610
                         USD1

THERMO ELECTRON CORP     COM STK      883556102        370     20,486   Sh          Sole       N/A       20,486
                         USD1

TMP WORLDWIDE INC        COM STK      872941109      1,172     41,294   Sh          Sole       N/A       41,294
                         USD0.001

TURKCELL ILETISIM        ADS EACH     900111105         14     18,681   Sh          Sole       N/A       18,681
HIZMET                   REPR 250
                         ORD SHS

TYCO INTERNATIONAL       COM STK      902124106     13,987    307,399   Sh          Sole       N/A      307,399
GROUP                    USD0.20

UNIBANCO-UNIAO DE        GDR EACH     90458E107        899     62,000   Sh          Sole       N/A       62,000
BANCOS BRASILEIRO        REPR 500
                         UNITS 1
                         PFD/1 PFD
                         B

UNITED MICRO             ADS EACH     910873207        673    126,500   Sh          Sole       N/A      126,500
ELECTRONICS              REPR 5
                         ORD
                         TWD10(SPONS)

UNITED TECHNOLOGIES      COM STK      913017109      8,549    183,846   Sh          Sole       N/A      183,846
CORP                     USD1

US BANCORP DELAWARE      COM STK      902973304        776     35,000   Sh          Sole       N/A       35,000
                         USD1.25(NEW)

VERITAS SOFTWARE         COM STK      923436109      1,486     80,605   Sh          Sole       N/A       80,605
                         USD0.001

VERIZON COMMUNICATIONS   COM STK      92343V104     11,156    206,172   Sh          Sole       N/A      206,172
                         USD0.10

VIA NET.WORKS INC        COM STK      925912107         35     38,345   Sh          Sole       N/A       38,345
                         USD0.001

VIACOM INC               NON VTG      925524308        965     27,975   Sh          Sole       N/A       27,975
                         COM STK
                         USD0.01
                         CLASS'B'

VIVENDI UNIVERSAL        ADR EACH     92851S204      1,004     21,655   Sh          Sole       N/A       21,655
                         REPR 1
                         ORD EUR5.5

VODAFONE GROUP           ADR-EACH     92857W100        714     32,350   Sh          Sole       N/A       32,350
                         CNV INTO
                         10 ORD
                         (BNY)

W.P.STEWART HLDGS        COM STK      G84922106        886        800   Sh          Sole       N/A          800
                         USD2

WACHOVIA CORP            COM STK      929903102        268      8,640   Sh          Sole       N/A        8,640
                         USD3.333
                         1/3

WALGREEN CO              COM STK      931422109        226      6,550   Sh          Sole       N/A        6,550
                         USD0.078125

WAL-MART STORES INC      COM STK      931142103     14,162    286,105   Sh          Sole       N/A      286,105
                         USD0.10

WALT DISNEY(HLDG)CO      DISNEY       254687106      3,515    188,763   Sh          Sole       N/A      188,763
                         COM STK
                         USD0.01

WASHINGTON MUTUAL INC    COM STK      939322103      1,732     45,000   Sh          Sole       N/A       45,000
                         NPV

WATERS CORP              COM STK      941848103      2,379     66,500   Sh          Sole       N/A       66,500
                         USD0.01

WATSON PHARMACEUTICALS   COM STK      942683103      1,559     28,500   Sh          Sole       N/A       28,500
INC                      USD0.0033

WELLPOINT HEALTH         COM STK      94973H108      1,703     15,600   Sh          Sole       N/A       15,600
NETWORK INC              USD0.01

WELLS FARGO & CO         COM STK      949746101      4,032     90,700   Sh          Sole       N/A       90,700
                         USD1 2/3

WEYERHAEUSER CO          COM STK      962166104      1,203     24,700   Sh          Sole       N/A       24,700
                         USD1.25

WORLDCOM INC-WORLDCOM    COM STK      98157D106      1,230     81,800   Sh          Sole       N/A       81,800
GROUP                    USD0.01(WORLDCOM
                         INC)

XCEL ENERGY INC          COM STK      98389B100      2,027     72,000   Sh          Sole       N/A       72,000
                         USD0.01

XL CAPITAL               CLASS'A'COM  G98255105        465      5,882   Sh          Sole       N/A        5,882
                         STK
                         USD0.01
